Deferred tax credits (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
WISeKey Semiconductors SAS
Defined Benefit Plan Disclosure [Line Items]
Research tax credits	$ 1,179,981	$ 692,314